March 19, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard CMT Funds (the "Trust") 333-111362

Commissioners:

Enclosed is the 36th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to disclose certain changes to the Vanguard Market Liquidity Fund ("CMT") and Vanguard Municipal Cash Management Fund ("MCMT"), each a series of the Trust. The disclosed changes relate to CMT's conversion from an institutional prime money market fund to an institutional government money market fund, and MCMT's conversion from an institutional municipal money market fund to a short-term municipal bond fund, named the "Vanguard Municipal Low Duration Fund."

Please contact me at (610)669-3192, (jane_hongshissler@vanguard.com), with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Jane H. Shissler

Jane H. Shissler

Associate General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission